Retirement Plans (Reconciliation Of Change In Value For Level 3 Assets) (Details) (Fair Value, Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Fair Value, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3, beginning	$ 250	$ 250
Gains (Losses) on assets held	(18)	25
Gains (Losses) on assets sold	21	(22)
Purchases, sales and settlements, net	55	(3)
Level 3, ending	$ 308	$ 250